SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 5 (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Performance Based Restricted Shares [Line Items]
Shares excluded from potential dilutive shares	949,351	641,751	1,134,456